Significant Accounting Policies (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Denominated in RMB USD ($)	Dec. 31, 2014 Denominated in RMB CNY	Dec. 31, 2013 Denominated in RMB USD ($)	Dec. 31, 2013 Denominated in RMB CNY
Exchange Rate Risks
Foreign exchange gains (losses) included in selling, general and administrative expenses	$ (647)	$ 650	$ 207
Cash and cash equivalents denominated in RMB	$ 91,518	$ 107,242	$ 91,241	$ 104,287	$ 72,104	447,000	$ 92,861	563,000